Business overview (Details) kr in Thousands, $ in Millions			12 Months Ended
	Sep. 17, 2018 USD ($)	Sep. 17, 2018 DKK (kr)	Dec. 31, 2020 DKK (kr) item product	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 DKK (kr)
Overview of Business
Products advanced into clinical development | item			10
Products which have reached market | product			2
Other income | kr			kr 36,997	kr 444	kr 1,099,526
ZP Holding SPV K/S
Overview of Business
Ownership interest in subsidiaries (in percentage)			100.00%
Voting rights held in subsidiaries (in percentage)			100.00%
ZP General Partner 1 ApS
Overview of Business
Ownership interest in subsidiaries (in percentage)			100.00%
Voting rights held in subsidiaries (in percentage)			100.00%
Zealand Pharma US Inc.
Overview of Business
Ownership interest in subsidiaries (in percentage)			100.00%
Voting rights held in subsidiaries (in percentage)			100.00%
Zealand Pharma California US, LLC.
Overview of Business
Ownership interest in subsidiaries (in percentage)			100.00%
Voting rights held in subsidiaries (in percentage)			100.00%
Encycle Therapeutics Inc.
Overview of Business
Ownership interest in subsidiaries (in percentage)			100.00%
Voting rights held in subsidiaries (in percentage)			100.00%
ZP SPV 3 K/S
Overview of Business
Ownership interest in subsidiaries (in percentage)			100.00%
Voting rights held in subsidiaries (in percentage)			100.00%
ZP General Partner 3 ApS
Overview of Business
Ownership interest in subsidiaries (in percentage)			100.00%
Voting rights held in subsidiaries (in percentage)			100.00%
ZP SPV 1 K/S
Overview of Business
Ownership interest in subsidiaries (in percentage)			100.00%
Voting rights held in subsidiaries (in percentage)			100.00%
ZP General Partner 2 ApS
Overview of Business
Ownership interest in subsidiaries (in percentage)			100.00%
Voting rights held in subsidiaries (in percentage)			100.00%
Sanofi
Overview of Business
Other income	$ 205.0	kr 1,310,200
Estimated effect of potential milestone						$ 15.0	kr 15,000